Investments - Schedule of Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Equity Method Private Equity and Other Investments [Abstract]
Equity method investments	[1]	$ 1,031	$ 677
Public and Private equity investments		358	270
Warrants	[2]	204	0
Investments		1,593	$ 947
Equity method goodwill		118
Intangible assets		47
Fixed assets		47
Deferred tax liabilities		(24)
Total basis difference included in equity method investments		$ 188

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]: 2021 2020 LG Magna e-Powertrain Co., Ltd. [i] 49.0% $ 481 $ — Litens Automotive Partnership [ii] 76.7% $ 291 $ 273 Hubei HAPM Magna Seating Systems Co., Ltd. 49.9% $ 127 $ 121 [i] On July 28, 2021, the Company’s Power & Vision segment formed a joint venture with LG Electronics [“LG”], LG Magna e-Powertrain Co., Ltd. [“LME”], for cash consideration of $517 million. LME is a variable interest entity [“VIE”] and depends on the Company and LG for funding. The Company is not considered the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2021. The difference between the purchase price of the Company’s investment in LME and its proportionate share of the fair value of LME’s net assets created a basis difference of $188 million, which has been allocated on a preliminary basis as follows: Equity method goodwill $ 118 Intangible assets 47 Fixed assets 47 Deferred tax liabilities (24) Total basis difference included in equity method investments $ 188 The basis differences for intangible and fixed assets are being amortized over an average estimated useful life of 8 years. [ii] The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.
[2]	In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vest based on specified milestones. During 2021, two third of the warrants vested with a value of $201 million. The initial value attributable to the warrants was deferred within other accrued liabilities and other long-term liabilities and is being recognized in income as performance obligations are satisfied.